Consolidated Statements of financial position - unaudited (USD $)	Nov. 30, 2012	Feb. 29, 2012	Feb. 28, 2011
Current assets
Cash and cash equivalents	$ 337,481	$ 8,599,010	$ 10,719,413
Receivables	62,757	47,075	25,670
Prepaid expenses	53,021	79,837	59,473
Total Current Assets	453,259	8,725,922	10,804,556
Equipment	879	1,044	1,322
Unproven mineral properties	1,600,000	1,300,000	0
Long term deposit	975,000	225,000	0
Reclamation Deposits	15,000	15,000	14,394
Total Noncurrent Assets	2,590,879	1,541,044	15,716
TOTAL ASSETS	3,044,138	10,266,966	10,820,272
Current liabilities
Trade payables and accrued liabilities	229,025	522,649	433,778
Derivative liability	768,875	6,374,170	26,589,856
TOTAL LIABILITES	997,900	6,896,819	27,023,634
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock - Unlimited authorized without par value, 169,323,707 and 121,453,532 issued and outstanding at February 29, 2012 and February 28, 2011, respectively	33,446,541	31,286,606	24,315,381
Additional paid-in capital	11,151,481	11,052,223	6,955,598
Accumulated deficit	(13,514,818)	(13,514,818)	(13,514,818)
Deficit accumulated during exploration stage	(29,036,966)	(25,453,864)	(33,959,523)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	2,046,238	3,370,147	(16,203,362)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 3,044,138	$ 10,266,966	$ 10,820,272